Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2018
Registrant Name	SHELTON FUNDS
Central Index Key	0000778206
Amendment Flag	false
Document Creation Date	Jun. 13, 2019
Document Effective Date	Jun. 13, 2019
Prospectus Date	Jan. 01, 2019